Vanguard U.S. Multifactor ETF

Schedule of Investments (unaudited)
As of August 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Consumer Discretionary (17.1%)
Target Corp.	4,669	706
Walmart Inc.	3,732	518
Lowe's Cos. Inc.	2,952	486
eBay Inc.	7,108	389
* Amazon.com Inc.	84	290
Whirlpool Corp.	1,255	223
* Lululemon Athletica Inc.	563	212
Fortune Brands Home & Security Inc.	2,455	206
Dollar General Corp.	1,016	205
Williams-Sonoma Inc.	2,250	198
Rent-A-Center Inc.	6,121	188
Costco Wholesale Corp.	519	180
Garmin Ltd.	1,722	178
* Hibbett Sports Inc.	5,155	172
Lithia Motors Inc. Class A	682	170
Aaron's Inc.	2,902	162
PulteGroup Inc.	3,377	151
Gentex Corp.	5,510	149
Home Depot Inc.	522	149
* BJ's Wholesale Club Holdings Inc.	3,313	147
* Sportsman's Warehouse Holdings Inc.	9,247	145
Best Buy Co. Inc.	1,304	145
Sonic Automotive Inc. Class A	3,373	143
Lear Corp.	1,229	140
* 1-800-Flowers.com Inc. Class A	4,062	122
Cooper Tire & Rubber Co.	3,455	119
* Charter Communications Inc. Class A	191	118
* Universal Electronics Inc.	2,836	117
* Deckers Outdoor Corp.	555	113
* American Public Education Inc.	3,539	111
Johnson Outdoors Inc. Class A	1,292	111
* NVR Inc.	26	108
* Central Garden & Pet Co. Class A	2,860	106
Hanesbrands Inc.	6,822	104
* AutoNation Inc.	1,831	104
* Perdoceo Education Corp.	7,245	104
* Sleep Number Corp.	2,161	104
La-Z-Boy Inc.	3,155	103
* Murphy USA Inc.	759	102
* Cavco Industries Inc.	482	92
Buckle Inc.	4,718	88
Group 1 Automotive Inc.	996	86
* MarineMax Inc.	2,915	86
Big Lots Inc.	1,800	85
* Meritage Homes Corp.	871	84

* Gentherm Inc.	1,842	83
ODP Corp.	3,563	83
* Lakeland Industries Inc.	3,768	77
Standard Motor Products Inc.	1,673	76
* Zumiez Inc.	2,933	75
* Altice USA Inc. Class A	2,725	75
Acushnet Holdings Corp.	2,106	74
Steven Madden Ltd.	3,510	74
Autoliv Inc.	934	73
* Stamps.com Inc.	290	72
New York Times Co. Class A	1,654	72
Shoe Carnival Inc.	2,175	72
* Asbury Automotive Group Inc.	658	70
* MasterCraft Boat Holdings Inc.	3,262	68
* Malibu Boats Inc. Class A	1,291	67
Newell Brands Inc.	4,177	67
* CarParts.com Inc.	4,588	65
* Discovery Inc. Class A	2,820	62
Interface Inc. Class A	8,223	62
Polaris Inc.	613	62
Advance Auto Parts Inc.	390	61
KB Home	1,670	60
* LKQ Corp.	1,820	58
Tractor Supply Co.	365	54
Thor Industries Inc.	565	53
Strategic Education Inc.	507	52
* WW International Inc.	2,064	49
* Skechers USA Inc. Class A	1,615	48
* Purple Innovation Inc. Class A	2,517	48
Children's Place Inc.	2,325	46
PriceSmart Inc.	692	46
BorgWarner Inc.	1,093	44
* Qurate Retail Group Inc. QVC Group Class A	3,993	44
Haverty Furniture Cos. Inc.	1,978	42
* Mohawk Industries Inc.	452	42
Ralph Lauren Corp. Class A	595	41
* MSG Networks Inc.	4,199	41
Lennar Corp. Class A	535	40
Kontoor Brands Inc.	1,772	39
* Dorman Products Inc.	460	39
National CineMedia Inc.	8,663	31
* Rh	85	28
John Wiley & Sons Inc. Class A	862	27
Dana Inc.	1,921	27
Foot Locker Inc.	869	26
* Skyline Champion Corp.	798	23
Meredith Corp.	1,476	21
* Sonos Inc.	1,219	17
* Sally Beauty Holdings Inc.	1,484	17
Core-Mark Holding Co. Inc.	394	13
* Adtalem Global Education Inc.	372	12
Carter's Inc.	153	12
		10,449
Consumer Staples (7.1%)
General Mills Inc.	6,244	399
Philip Morris International Inc.	4,770	381
CVS Health Corp.	6,015	374

* Monster Beverage Corp.	2,332	196
Lancaster Colony Corp.	1,027	183
Kellogg Co.	2,573	182
Clorox Co.	762	170
Kraft Heinz Co.	4,658	163
* Helen of Troy Ltd.	744	154
McKesson Corp.	976	150
Campbell Soup Co.	2,737	144
* Boston Beer Co. Inc. Class A	151	133
Kroger Co.	3,708	132
Kimberly-Clark Corp.	790	125
Coca-Cola European Partners plc	2,775	114
Flowers Foods Inc.	4,656	114
Weis Markets Inc.	2,302	113
WD-40 Co.	549	112
Ingredion Inc.	1,283	103
J M Smucker Co.	660	79
* Hain Celestial Group Inc.	2,398	79
* Darling Ingredients Inc.	2,384	76
Casey's General Stores Inc.	408	73
Vector Group Ltd.	6,830	69
SpartanNash Co.	3,316	66
John B Sanfilippo & Son Inc.	763	61
* Edgewell Personal Care Co.	1,917	55
Fresh Del Monte Produce Inc.	2,280	53
Hormel Foods Corp.	941	48
Ingles Markets Inc. Class A	1,168	47
* Herbalife Nutrition Ltd.	920	45
Hershey Co.	256	38
* Sprouts Farmers Market Inc.	1,494	35
Tootsie Roll Industries Inc.	900	29
B&G Foods Inc.	484	15
		4,310
Energy (1.6%)
* SolarEdge Technologies Inc.	577	128
* Renewable Energy Group Inc.	3,330	111
Warrior Met Coal Inc.	6,230	96
* CNX Resources Corp.	8,550	94
* Bonanza Creek Energy Inc.	4,450	89
World Fuel Services Corp.	3,070	81
Cabot Oil & Gas Corp.	4,141	79
Arcosa Inc.	1,694	78
Solaris Oilfield Infrastructure Inc. Class A	8,667	67
Arch Coal Inc. Class A	1,087	41
* Clean Energy Fuels Corp.	12,706	34
Brigham Minerals Inc. Class A	2,666	32
Valvoline Inc.	1,194	24
* Green Plains Inc.	1,692	23
		977
Financial Services (16.7%)
S&P Global Inc.	1,567	574
Moody's Corp.	1,651	486
Morgan Stanley	8,914	466
JPMorgan Chase & Co.	4,352	436
Aon plc Class A	1,896	379
Bank of America Corp.	14,226	366

Allstate Corp.	3,862	359
Ameriprise Financial Inc.	1,895	297
Bank of New York Mellon Corp.	7,567	280
First Citizens BancShares Inc. Class A	528	208
Flagstar Bancorp Inc.	6,590	207
M&T Bank Corp.	1,545	160
HCI Group Inc.	2,885	158
Primerica Inc.	1,259	157
Goldman Sachs Group Inc.	743	152
Park National Corp.	1,619	146
Nelnet Inc. Class A	2,214	145
Stifel Financial Corp.	2,706	137
Eaton Vance Corp.	3,182	131
Trustmark Corp.	5,513	129
Commerce Bancshares Inc.	2,140	127
Cathay General Bancorp	4,801	119
Bank of Hawaii Corp.	2,145	118
International Bancshares Corp.	3,522	111
Radian Group Inc.	6,385	99
First Hawaiian Inc.	5,909	98
Home BancShares Inc.	5,799	94
T. Rowe Price Group Inc.	674	94
Waddell & Reed Financial Inc. Class A	5,847	92
Northern Trust Corp.	1,119	92
HomeStreet Inc.	3,335	91
BankUnited Inc.	3,799	89
Cohen & Steers Inc.	1,444	87
Washington Federal Inc.	3,711	87
Federated Hermes Inc. Class B	3,628	87
KeyCorp	6,938	85
Investors Bancorp Inc.	10,916	85
* Triumph Bancorp Inc.	2,884	82
Western Alliance Bancorp	2,329	82
Central Pacific Financial Corp.	5,250	81
Hope Bancorp Inc.	9,611	81
First Bancorp	3,918	80
Old National Bancorp	5,725	80
Univest Financial Corp.	4,871	78
NBT Bancorp Inc.	2,497	76
Renasant Corp.	2,984	76
Universal Insurance Holdings Inc.	4,008	74
Horace Mann Educators Corp.	1,893	74
CNO Financial Group Inc.	4,453	73
TriCo Bancshares	2,548	71
First Commonwealth Financial Corp.	8,356	68
Globe Life Inc.	827	68
Zions Bancorp NA	2,048	66
EVERTEC Inc.	1,821	64
Tompkins Financial Corp.	929	61
Regions Financial Corp.	5,093	59
Raymond James Financial Inc.	773	59
Diamond Hill Investment Group Inc.	472	58
Voya Financial Inc.	1,118	58
ServisFirst Bancshares Inc.	1,574	58
US Bancorp	1,524	55
Jack Henry & Associates Inc.	321	53
Assured Guaranty Ltd.	2,433	52

Citigroup Inc.	1,006	51
AMERISAFE Inc.	764	51
Meridian Bancorp Inc.	4,363	51
* CBRE Group Inc. Class A	1,054	50
Bryn Mawr Bank Corp.	1,787	48
Citizens Financial Group Inc.	1,847	48
Federal Agricultural Mortgage Corp. Class C	676	46
Lakeland Bancorp Inc.	4,324	46
State Street Corp.	674	46
Popular Inc.	1,232	46
Stewart Information Services Corp.	1,053	45
Lazard Ltd. Class A	1,362	43
City Holding Co.	671	43
^ Brookfield Property REIT Inc. Class A	3,715	43
Great Western Bancorp Inc.	3,069	43
SEI Investments Co.	741	39
Artisan Partners Asset Management Inc. Class A	1,001	39
Atlantic Union Bankshares Corp.	1,665	39
BancFirst Corp.	878	39
Comerica Inc.	943	37
TrustCo Bank Corp. NY	5,916	35
Affiliated Managers Group Inc.	506	35
First Busey Corp.	1,938	34
GEO Group Inc.	3,023	34
Fulton Financial Corp.	3,353	33
Allegiance Bancshares Inc.	1,236	31
Cboe Global Markets Inc.	318	29
Hanover Insurance Group Inc.	280	29
FirstCash Inc.	480	29
Employers Holdings Inc.	700	23
Boston Private Financial Holdings Inc.	3,751	22
* Credit Acceptance Corp.	56	22
Assurant Inc.	161	20
Western Union Co.	792	19
Visa Inc. Class A	76	16
* St. Joe Co.	621	14
SLM Corp.	1,883	14
CoreCivic Inc.	1,524	14
Eagle Bancorp Inc.	450	13
		10,174
Health Care (13.6%)
Humana Inc.	1,232	512
AbbVie Inc.	5,298	507
* Biogen Inc.	1,691	486
Cigna Corp.	2,329	413
Johnson & Johnson	2,550	391
* Regeneron Pharmaceuticals Inc.	609	378
UnitedHealth Group Inc.	1,175	367
Anthem Inc.	1,294	364
HCA Healthcare Inc.	2,605	354
* Centene Corp.	5,419	332
Eli Lilly and Co.	1,703	253
* Vertex Pharmaceuticals Inc.	705	197
* Medpace Holdings Inc.	1,314	171
Chemed Corp.	319	165
Bristol-Myers Squibb Co.	2,360	147
* United Therapeutics Corp.	1,290	138

AmerisourceBergen Corp. Class A	1,269	123
* Masimo Corp.	544	122
* Emergent BioSolutions Inc.	1,040	119
Amgen Inc.	448	113
* BioSpecifics Technologies Corp.	1,725	111
* Molina Healthcare Inc.	600	111
West Pharmaceutical Services Inc.	385	109
Patterson Cos. Inc.	3,700	107
* Amedisys Inc.	442	107
Cardinal Health Inc.	2,064	105
* Henry Schein Inc.	1,525	101
* DaVita Inc.	1,160	101
* Jazz Pharmaceuticals plc	742	100
* Corcept Therapeutics Inc.	7,766	99
* LHC Group Inc.	469	98
* Exelixis Inc.	4,280	95
* Amneal Pharmaceuticals Inc.	21,881	90
Cerner Corp.	1,225	90
* Catalyst Pharmaceuticals Inc.	26,304	86
* Innoviva Inc.	6,838	80
* Providence Service Corp.	752	70
* Quidel Corp.	362	64
* Meridian Bioscience Inc.	4,408	62
Merck & Co. Inc.	684	58
* Globus Medical Inc.	964	54
* Alexion Pharmaceuticals Inc.	466	53
Computer Programs and Systems Inc.	1,942	53
* Bio-Rad Laboratories Inc. Class A	101	51
Gilead Sciences Inc.	727	49
* Supernus Pharmaceuticals Inc.	2,163	48
* Addus HomeCare Corp.	435	41
Quest Diagnostics Inc.	353	39
* Triple-S Management Corp. Class B	1,894	35
* Repro-Med Systems Inc.	3,937	34
* Natus Medical Inc.	1,846	34
* OraSure Technologies Inc.	2,853	33
Perrigo Co. plc	637	33
Phibro Animal Health Corp. Class A	1,539	33
Luminex Corp.	1,229	33
ResMed Inc.	178	32
National Research Corp.	426	24
Healthcare Services Group Inc.	1,002	21
Premier Inc. Class A	518	17
Pfizer Inc.	364	14
Abbott Laboratories	119	13
* Prestige Consumer Healthcare Inc.	352	13
Ensign Group Inc.	210	12
Hill-Rom Holdings Inc.	130	12
		8,277
Materials & Processing (8.2%)
Newmont Corp.	5,028	338
Reliance Steel & Aluminum Co.	2,984	313
Simpson Manufacturing Co. Inc.	2,778	273
UFP Industries Inc.	4,350	258
Boise Cascade Co.	5,004	229
Graphic Packaging Holding Co.	14,424	202
* TopBuild Corp.	1,259	194

* Crown Holdings Inc.	2,424	186
Air Products & Chemicals Inc.	598	175
Celanese Corp. Class A	1,477	149
* Trex Co. Inc.	972	145
FMC Corp.	1,217	130
Schweitzer-Mauduit International Inc.	4,262	129
* Gibraltar Industries Inc.	1,977	123
Innospec Inc.	1,517	113
Timken Co.	2,090	113
Owens Corning	1,592	108
Quanex Building Products Corp.	6,221	105
* Foundation Building Materials Inc.	6,182	100
Myers Industries Inc.	6,054	93
Masco Corp.	1,564	91
Acuity Brands Inc.	810	89
Stepan Co.	716	83
Materion Corp.	1,500	82
Gold Resource Corp.	19,141	76
Watsco Inc.	290	71
Rexnord Corp.	2,439	71
AAON Inc.	1,222	70
* Masonite International Corp.	700	64
Fastenal Co.	1,260	62
NewMarket Corp.	159	59
Kronos Worldwide Inc.	4,659	58
Commercial Metals Co.	2,773	58
Chase Corp.	592	58
P H Glatfelter Co.	3,049	46
Steel Dynamics Inc.	1,533	45
Haynes International Inc.	2,161	40
Cabot Corp.	1,032	38
Howmet Aerospace Inc.	2,141	38
Silgan Holdings Inc.	966	37
Domtar Corp.	1,143	33
Neenah Inc.	707	31
International Paper Co.	852	31
Apogee Enterprises Inc.	1,171	25
Packaging Corp. of America	242	25
Verso Corp.	1,734	23
Compass Minerals International Inc.	392	22
Comfort Systems USA Inc.	439	22
Louisiana-Pacific Corp.	611	20
* Installed Building Products Inc.	210	18
Worthington Industries Inc.	369	15
Sherwin-Williams Co.	20	13
		4,990
Producer Durables (15.5%)
Lockheed Martin Corp.	977	381
Eaton Corp. plc	2,955	302
Emerson Electric Co.	3,547	246
Illinois Tool Works Inc.	1,201	237
Werner Enterprises Inc.	4,757	219
Old Dominion Freight Line Inc.	1,075	217
Brady Corp. Class A	4,154	195
UniFirst Corp.	1,011	195
Cummins Inc.	892	185
Schneider National Inc. Class B	6,268	170

	Federal Signal Corp.	5,271	169
	PACCAR Inc.	1,707	147
*	Zebra Technologies Corp.	511	146
	CSW Industrials Inc.	2,019	146
	Kforce Inc.	4,116	141
	AGCO Corp.	1,971	140
	Snap-on Inc.	943	140
	Dover Corp.	1,210	133
	Hubbell Inc. Class B	916	133
*	Construction Partners Inc. Class A	6,948	130
	Regal Beloit Corp.	1,299	128
*	Echo Global Logistics Inc.	4,555	124
	Marten Transport Ltd.	6,837	124
*	Saia Inc.	924	124
	ManpowerGroup Inc.	1,688	124
*	TriNet Group Inc.	1,745	118
*	Generac Holdings Inc.	616	117
	ITT Inc.	1,863	117
*	SPX Corp.	2,711	113
*	Great Lakes Dredge & Dock Corp.	11,948	112
	Exponent Inc.	1,322	106
*	Hub Group Inc. Class A	1,968	106
	Oshkosh Corp.	1,315	101
*	FTI Consulting Inc.	877	101
	Columbus McKinnon Corp.	2,648	96
	Landstar System Inc.	719	96
*	Keysight Technologies Inc.	957	94
	Encore Wire Corp.	1,736	90
	JB Hunt Transport Services Inc.	628	88
	Watts Water Technologies Inc. Class A	897	86
	Franklin Electric Co. Inc.	1,434	85
	Brunswick Corp.	1,359	84
	DHT Holdings Inc.	15,759	83
	Ennis Inc.	4,390	81
	WW Grainger Inc.	216	79
	Resources Connection Inc.	6,419	79
	Argan Inc.	1,713	73
*	Sykes Enterprises Inc.	2,158	71
	Xerox Holdings Corp.	3,785	71
	CoreLogic Inc.	1,069	71
*	Dorian LPG Ltd.	8,359	71
*	Vectrus Inc.	1,617	70
	Rush Enterprises Inc. Class A	1,435	69
*,1 API Group Corp.		4,892	69
	ACCO Brands Corp.	10,634	69
	Northrop Grumman Corp.	198	68
*	FARO Technologies Inc.	1,196	68
*	United Rentals Inc.	377	67
	Rockwell Automation Inc.	285	66
	Triton International Ltd.	1,803	65
	MSA Safety Inc.	471	59
	Barrett Business Services Inc.	1,006	58
*	MYR Group Inc.	1,465	57
*	XPO Logistics Inc.	636	56
	ESCO Technologies Inc.	623	56
	Kadant Inc.	478	56
	Shyft Group Inc.	2,757	55

Huntington Ingalls Industries Inc.	363	55
Robert Half International Inc.	1,033	55
Powell Industries Inc.	2,028	55
Knight-Swift Transportation Holdings Inc.	1,173	53
Johnson Controls International plc	1,299	53
MSC Industrial Direct Co. Inc. Class A	796	52
Badger Meter Inc.	847	52
McGrath RentCorp	785	52
Caterpillar Inc.	357	51
Kansas City Southern	279	51
* TrueBlue Inc.	2,916	49
* Copart Inc.	476	49
Kelly Services Inc. Class A	2,562	49
Steelcase Inc. Class A	4,642	49
Jacobs Engineering Group Inc.	531	48
Tennant Co.	720	48
* Aerojet Rocketdyne Holdings Inc.	1,151	48
Herman Miller Inc.	1,938	46
HNI Corp.	1,380	44
Allison Transmission Holdings Inc.	1,225	44
Astec Industries Inc.	831	44
Primoris Services Corp.	2,277	43
Albany International Corp. Class A	826	43
International Seaways Inc.	2,507	43
Quanta Services Inc.	798	41
ADT Inc.	3,699	39
Costamare Inc.	7,585	38
Kennametal Inc.	1,267	37
* Atkore International Group Inc.	1,363	36
* Ducommun Inc.	873	33
* MasTec Inc.	687	32
Standex International Corp.	525	30
ABM Industries Inc.	743	28
* Aegion Corp. Class A	1,622	26
MAXIMUS Inc.	331	26
* Vicor Corp.	259	23
* WESCO International Inc.	443	21
Deluxe Corp.	706	20
* Diamond S Shipping Inc.	2,249	18
CRA International Inc.	430	18
* Cimpress plc	146	14
* Manitowoc Co. Inc.	1,389	13
Valmont Industries Inc.	100	13
Greenbrier Cos. Inc.	449	12
		9,487
Technology (18.4%)
Apple Inc.	5,376	694
Microsoft Corp.	2,501	564
Applied Materials Inc.	8,295	511
* Facebook Inc. Class A	1,708	501
* Adobe Inc.	814	418
* Micron Technology Inc.	8,055	367
* Advanced Micro Devices Inc.	3,893	354
Intel Corp.	6,666	340
NVIDIA Corp.	589	315
Activision Blizzard Inc.	3,651	305
* Alphabet Inc. Class A	186	303

Lam Research Corp.	886	298
* Electronic Arts Inc.	1,600	223
* Yandex NV Class A	2,674	182
* Diodes Inc.	3,662	179
Cisco Systems Inc.	4,217	178
Teradyne Inc.	1,949	166
Vishay Intertechnology Inc.	10,219	163
PC Connection Inc.	3,475	154
* Cirrus Logic Inc.	2,499	151
Seagate Technology plc	2,991	144
Skyworks Solutions Inc.	985	143
Cognizant Technology Solutions Corp. Class A	2,132	143
Jabil Inc.	4,049	138
* Lumentum Holdings Inc.	1,575	135
* Qorvo Inc.	1,042	134
* Take-Two Interactive Software Inc.	753	129
* Synaptics Inc.	1,504	128
* Flex Ltd.	11,645	126
Simulations Plus Inc.	2,117	126
* Photronics Inc.	11,987	120
* Check Point Software Technologies Ltd.	951	120
* Ciena Corp.	2,068	117
KLA Corp.	572	117
SYNNEX Corp.	847	108
NortonLifeLock Inc.	4,520	106
* Fortinet Inc.	793	105
Shutterstock Inc.	1,867	94
* Super Micro Computer Inc.	3,185	87
* Mitek Systems Inc.	6,797	86
* F5 Networks Inc.	637	84
Citrix Systems Inc.	579	84
Methode Electronics Inc.	2,898	82
Monolithic Power Systems Inc.	307	82
* Nuance Communications Inc.	2,707	81
* Lattice Semiconductor Corp.	2,782	80
* TechTarget Inc.	1,941	77
* FormFactor Inc.	2,886	75
NetApp Inc.	1,567	74
* Cadence Design Systems Inc.	660	73
* ePlus Inc.	944	72
NIC Inc.	3,180	68
* NetScout Systems Inc.	2,922	68
* SPS Commerce Inc.	817	65
* Qualys Inc.	613	65
MKS Instruments Inc.	523	63
Avnet Inc.	2,230	61
* NETGEAR Inc.	1,787	60
* Manhattan Associates Inc.	601	58
* Sanmina Corp.	2,049	58
Leidos Holdings Inc.	633	57
* Turtle Beach Corp.	2,808	55
* Plexus Corp.	709	54
* Fabrinet	764	53
* Calix Inc.	2,577	50
* IPG Photonics Corp.	306	50
* CACI International Inc. Class A	209	49
Sapiens International Corp. NV	1,452	49

	HP Inc.		2,324	45
*	DSP Group Inc.		2,940	42
*	Perficient Inc.		940	40
*	Tyler Technologies Inc.		116	40
	ManTech International Corp. Class A		534	40
*	Rambus Inc.		2,934	39
	Power Integrations Inc.		674	38
*	Axcelis Technologies Inc.		1,588	38
*	TTM Technologies Inc.		3,081	35
*	Coherent Inc.		313	35
	Amdocs Ltd.		537	33
*	Agilysys Inc.		933	24
	Cabot Microelectronics Corp.		117	18
*	OneSpan Inc.		825	18
	Hewlett Packard Enterprise Co.		1,766	17
	CDW Corp.		146	17
*	Everi Holdings Inc.		2,044	16
	Perspecta Inc.		728	15
*	Paycom Software Inc.		43	13
*	Amkor Technology Inc.		946	12
	ADTRAN Inc.		1,037	12
				11,206
Utilities (1.3%)
	Verizon Communications Inc.		5,250	311
	AT&T Inc.		6,095	182
	CenturyLink Inc.		7,600	82
*	WideOpenWest Inc.		9,851	56
	Dominion Energy Inc.		688	54
	Cogent Communications Holdings Inc.		709	48
	Hawaiian Electric Industries Inc.		1,112	38
				771
Total Common Stocks (Cost $55,988)				60,641
		Coupon
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
2,3 Vanguard Market Liquidity Fund (Cost $380)		0.147%	3,801	380
Total Investments (100.1%) (Cost $56,368)				61,021
Other Assets and Liabilities—Net (-0.1%)				(68)
Net Assets (100%)				60,953
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $105,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the value of this security represented 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $118,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

U.S. Multifactor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2020	16	280	33

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At August 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

U.S. Multifactor ETF